2. SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Raw materials	$ 862	$ 686	$ 884
Work in process	271	186	304
Finished goods	159	365	136
Inventory reserve	(121)	(118)	(144)
Total	$ 1,171	$ 1,119	$ 1,180